Other Income and Expense Items - Schedule of Other income (Details) (6-K) (Parenthetical) - AUD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expense Items
Other income recognized over the period	$ 400,000	$ 186,000